ASSET PURCHASE AGREEMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 18, 2019	Sep. 30, 2021	Sep. 30, 2020
Offsetting Assets [Line Items]
Revenue recognized from assets sale	$ 0	$ 9,888		$ 75,000	$ 30,761
Asset Purchase Agreement [Member] | Ani Pharmaceuticals [Member]
Offsetting Assets [Line Items]
Revenue recognized from assets sale			$ 2,300,000